Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2015-2

Collection Period	10/01/16-10/31/16
Determination Date	11/9/2016
Distribution Date	11/15/2016

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-189212-08.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$663,848,948.86
2.	Collections allocable to Principal		$21,676,714.56
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,654,839.01
5.	Pool Balance on the close of the last day of the related Collection Period		$640,517,395.29
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		48,689
7.	Initial Pool Balance		$1,165,000,011.50
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$39,511,974.40	$27,846,197.61
	c. Class A-2b Floating Rate Note Balance	$39,511,974.40	$27,846,197.62
	d. Class A-3 Note Balance	$384,000,000.00	$384,000,000.00
	e. Class A-4 Note Balance	$116,945,000.00	$116,945,000.00
	f. Class B Note Balance	$23,300,000.00	$23,300,000.00
	g. Class C Note Balance	$23,300,000.00	$23,300,000.00
	h. Class D Note Balance	$31,455,000.00	$31,455,000.00
	i. Note Balance (sum a - h)	$658,023,948.80	$634,692,395.23
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.2057915	0.1450323
	c. Class A-2b Floating Rate Note Pool Factor	0.2057915	0.1450323
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.5648274	0.5448003
10.	Overcollateralization Target Amount		$5,825,000.06
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$5,825,000.06
12.	Weighted Average Coupon	%	7.12%
13.	Weighted Average Original Term (months)	months	66.07
14.	Weighted Average Remaining Term (months)	months	45.73
15.	1-Month LIBOR for the accrual period ending 11/15/2016		0.53456%
16.	Note Rate applicable to the Class A-2b notes for the accrual period ending 11/15/2016		0.81456%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$3,953,340.39
	b. Liquidation Proceeds allocable to Finance Charge		$1,554.39
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$3,954,894.78
18.	Principal:
	a. Collections allocable to Principal		$21,676,714.56
	b. Liquidation Proceeds allocable to Principal		$631,628.39
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$22,308,342.95
19.	Total Finance Charge and Principal Collections (17d + 18d)		$26,263,237.73
20.	Interest Income from Collection Account		$6,450.06
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$26,269,687.79

Available Funds
23.	Available Collections	$26,269,687.79
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$26,269,687.79
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$553,207.46
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$553,207.46
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)
	a. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	b. Amount Paid	$0.00
	c. Shortfall Amount (a - b)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$26,999.85
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$26,999.85
	i. Class A-2b Monthly Interest	$25,926.70
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$25,926.70
	m. Class A-3 Monthly Interest	$438,400.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$438,400.00
	m. Class A-4 Monthly Interest	$175,417.50
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	s. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$175,417.50
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$41,745.83
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$41,745.83
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$46,405.83
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$46,405.83
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$79,686.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$79,686.00

36.	Quaternary Principal Distributable Amount	$17,506,553.51
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$18,894,342.68
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$5,825,000.06
40.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
41.	Additional Servicing Fees, if any	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$3,954,894.78
	b. Total Daily Deposits of Principal Collections	$22,308,342.95
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$6,450.06
	e. Total Deposits to Collection Account (sum a - d)	$26,269,687.79
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$553,207.46
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$24,166,135.28
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,550,345.05
	f. Total Withdrawals from Collection Account (sum a - e)	$26,269,687.79
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$26,999.85
	c. Class A-2b Interest Distribution	$25,926.70
	d. Class A-3 Interest Distribution	$438,400.00
	e. Class A-4 Interest Distribution	$175,417.50
	f. Class B Interest Distribution	$41,745.83
	g. Class C Interest Distribution	$46,405.83
	h. Class D Interest Distribution	$79,686.00
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$11,665,776.79
	k. Class A-2b Principal Distribution	$11,665,776.78
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$24,166,135.28
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$11,692,776.64
	c. Class A-2b Distribution	$11,691,703.48
	d. Class A-3 Distribution	$438,400.00
	e. Class A-4 Distribution	$175,417.50
	f. Class B Distribution	$41,745.83
	g. Class C Distribution	$46,405.83
	h. Class D Distribution	$79,686.00
	i. Total Withdrawals from Note Payment Account (sum a - h)	$24,166,135.28

Certificate Payment Account Activity
47.	Deposits
	a. Excess Collections	$1,550,345.05
	b. Reserve Account surplus (Ln 57)	$814.27
	c. Total Deposits to Certificate Payment Account (sum a - b)	$1,551,159.32
48.	Withdrawals
	a. Certificateholder Distribution	$1,551,159.32
	b. Total Withdrawals from Certificate Payment Account	$1,551,159.32
Required Reserve Account Amount
49.	Lesser of: (a or b)
	a. $2,912,500.03	$2,912,500.03
	b. Note Balance	$634,692,395.23
50.	Required Reserve Account Amount	$2,912,500.03
Reserve Account Reconciliation
51.	Beginning Balance (as of end of preceding Distribution Date)	$2,912,500.03
52.	Investment Earnings	$814.27
53.	Reserve Account Draw Amount	$0.00
54.	Reserve Account Amount (Ln 51 + Ln 52 - Ln 53)	$2,913,314.30
55.	Deposit from Available Funds (Ln 44d)	$0.00
56.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
57.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 56 exist	$814.27
58.	Ending Balance (Ln54 + Ln55 - Ln56 - Ln57)	$2,912,500.03
59.	Reserve Account Deficiency (Ln50 - Ln58)	$0.00
Instructions to the Trustee
60.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
61.	Amount to be paid to Servicer from the Collection Account	$553,207.46
62.	Amount to be deposited from the Collection Account into the Note Payment Account	$24,166,135.28
63.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$1,550,345.05
64.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
65.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$814.27
66.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$11,692,776.64
68.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$11,691,703.48
69.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$438,400.00
70.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$175,417.50
71.	Amount to be paid to Class B Noteholders from the Note Payment Account	$41,745.83
72.	Amount to be paid to Class C Noteholders from the Note Payment Account	$46,405.83
73.	Amount to be paid to Class D Noteholders from the Note Payment Account	$79,686.00
74.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$1,551,159.32

Delinquency Activity
		Number of Loans	Principal Balance
75.	Delinquency Analysis
	a. 31 to 60 days past due	1,110	$16,358,497.95
	b. 61 to 90 days past due	420	$6,154,150.67
	c. 91 to 120 days past due	162	$2,046,688.10
	d. 121 or more days past due	3	$7,402.10
	e. Total Past Due (sum a - d)	1,695	$24,566,738.82
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 75e / Ln 5)%		3.8355%

Current Collection Period Credit Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	128	$1,654,839.01
77.	Liquidation Proceeds (recoveries)	202	$633,182.78
78.	Net Losses (Ln 76 - Ln 77)		$1,021,656.23
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)%		0.1539%

Cumulative Credit Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	1,387	$20,704,376.58
81.	Liquidation Proceeds (recoveries)	1,140	$8,704,402.17
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$11,999,974.41
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)%		1.0300%
84.	Average Net Loss on Defaulted Receivables		$8,651.75

Servicer Covenant
85.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,053,668,000.00
86.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on November 9, 2016.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer